SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018
LONG TERM DEBT
Tax provision (benefit) at statutory federal rate					$ (87,500)	$ 7,200
State income taxes (benefit), net of federal tax effect					(27,000)	2,000
Change in valuation allowance on deferred tax items					54,000	0
Permanent and other items					12,000	4,525
INCOME TAX (PROVISION) BENEFIT	$ 85,000	$ 0	$ 234,000	$ 0	$ (48,500)	$ 13,725